Financial instruments - fair values and risk management - Contractual maturities of derivative financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Contractual maturities of derivative financial liabilities
Carrying amounts	$ 15,364
Contractual cash flows	15,364	$ 15,367
3 months or less
Contractual maturities of derivative financial liabilities
Contractual cash flows	15,002	15,002
Between 1-5 years
Contractual maturities of derivative financial liabilities
Contractual cash flows	362	365
Share warrant obligation
Contractual maturities of derivative financial liabilities
Carrying amounts	362
Contractual cash flows	362	365
Share warrant obligation | Between 1-5 years
Contractual maturities of derivative financial liabilities
Contractual cash flows	362	365
Put option liability
Contractual maturities of derivative financial liabilities
Carrying amounts	15,002	15,002
Contractual cash flows	15,002
Put option liability | 3 months or less
Contractual maturities of derivative financial liabilities
Carrying amounts		$ 15,002
Contractual cash flows	$ 15,002